Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2024
Prospectus Date	rr_ProspectusDate	Jul. 19, 2024
The Teberg Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Teberg Fund (the “Fund”) seeks to maximize total return (capital appreciation plus income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 19, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.48%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in shares of any number of other no-load and load-waived mutual funds, which may include exchange traded funds (“ETFs”), sometimes referred to in this Prospectus as “Underlying Funds.” The Underlying Funds purchased by the Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund. These other policies and practices may subject the Underlying Funds’ (and, by extension, the Fund’s) assets to varying or greater degrees of risk. The Adviser selects primarily equity mutual funds that the Adviser believes offer superior prospects for capital growth, attractive high-yield bond mutual funds and money market mutual funds (the Fund reserves the right to invest all of its assets in either equity, fixed-income or money market mutual funds depending upon market conditions). The Adviser uses a “top down” approach to actively select Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Adviser analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

In selecting the Underlying Funds, the Adviser seeks to construct a portfolio of Underlying Funds that invests across the range of the total market, including stocks of domestic and international companies with small, medium, and large average capitalizations, and at various times emphasizes either value or growth styles of investing or a combination of both. The Adviser also seeks to include Underlying Funds that invest in fixed-income securities with varying maturities (e.g., short-term, intermediate, or long-term) and credit qualities (e.g., investment grade or lower than investment grade); provided, however, that up to 80% of the Fund’s net assets may be invested in Underlying Funds that invest in high-yield (or “junk bond”) securities when market indicators show that other investments have limited growth potential.

The Adviser also regularly evaluates the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process. Such trading, however, may result in realization of capital gains that would otherwise be realized and may also lead to higher transaction costs, which could negatively affect the Fund’s performance.

To determine when to sell Underlying Funds, the Adviser analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Adviser continuously monitors the pricing of each Underlying Fund to identify if it is performing as anticipated, with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Adviser may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

As a means to pursue its investment objective, the Fund generally intends to limit its investments to shares of Underlying Funds. The Fund may, however, to a limited extent, invest its assets directly in securities in lieu of indirect investments through other mutual funds. The Fund’s direct investments would remain consistent with its allocation strategy and would typically be close or identical to those securities held by one or more of the Underlying Funds in which the Fund currently invests.

The Fund will invest, whenever possible, in Underlying Funds that do not impose up-front sales loads, deferred sales loads, or Rule 12b-1 distribution fees of more than 0.25%. If the Fund invests in an Underlying Fund that charges a sales load, it will use available sales load waivers and quantity discounts to minimize or eliminate the sales load.

As a complement to its primary strategy of investing in mutual funds, the Fund may also purchase shares of other types of investment companies, such as closed-end funds and ETFs.

Because the Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual Underlying Fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Cash Position Risk: If the Fund invests a substantial portion of its assets in money market instruments for extended periods of time, including while the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective, as the limited returns of cash or money market instruments may lag other investments in a strong market.

●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Industry or Sector Emphasis Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These bonds are speculative investments.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. When the Fund invests in Underlying Funds that use margin, leverage and short sales, an investment in the Fund may be more volatile than investments in other mutual funds. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s No-Load Class shares for each of the past 10 full calendar years. The performance table compares the performance of the Fund’s No-Load Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.tebergfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tebergfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	No-Load Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time displayed in the bar chart, the Fund’s highest quarterly return was 19.19% for the quarter ended 6/30/2020, and the Fund’s lowest quarterly return was (20.35)% for the quarter ended 3/31/2020.

The year-to-date return as of the most recent fiscal quarter, which is June 30, 2024, was 20.06%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent fiscal quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the Fund’s lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the years ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Teberg Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[1]
The Teberg Fund | Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.18%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.47%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.08%	[2]
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,704
Annual Return 2014	rr_AnnualReturn2014	14.32%
Annual Return 2015	rr_AnnualReturn2015	(7.66%)
Annual Return 2016	rr_AnnualReturn2016	(0.31%)
Annual Return 2017	rr_AnnualReturn2017	15.25%
Annual Return 2018	rr_AnnualReturn2018	(6.70%)
Annual Return 2019	rr_AnnualReturn2019	26.55%
Annual Return 2020	rr_AnnualReturn2020	20.61%
Annual Return 2021	rr_AnnualReturn2021	25.02%
Annual Return 2022	rr_AnnualReturn2022	(22.47%)
Annual Return 2023	rr_AnnualReturn2023	34.92%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.92%
5 Years	rr_AverageAnnualReturnYear05	14.82%
10 Years	rr_AverageAnnualReturnYear10	8.49%
The Teberg Fund | The Teberg Fund No-Load Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.92%
5 Years	rr_AverageAnnualReturnYear05	14.74%
10 Years	rr_AverageAnnualReturnYear10	7.73%
The Teberg Fund | The Teberg Fund No-Load Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.67%
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	6.46%
The Teberg Fund | The Teberg Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3],[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,442
The Teberg Fund | Cash Position Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Cash Position Risk: If the Fund invests a substantial portion of its assets in money market instruments for extended periods of time, including while the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective, as the limited returns of cash or money market instruments may lag other investments in a strong market.

The Teberg Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

The Teberg Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

The Teberg Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

The Teberg Fund | Industry Or Sector Emphasis Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Industry or Sector Emphasis Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

The Teberg Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These bonds are speculative investments.

The Teberg Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

The Teberg Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

The Teberg Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

The Teberg Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

The Teberg Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. When the Fund invests in Underlying Funds that use margin, leverage and short sales, an investment in the Fund may be more volatile than investments in other mutual funds. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

[1]	The S&P 500® Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.
[2]	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	Absolute Capital Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.75% and 2.70% of the Fund’s average daily net assets (the “Expense Cap”) for the No-Load Class and Investor Class Shares, respectively. The Expense Cap will remain in effect through at least July 19, 2025 and may be terminated by the Board of Trustees only on 60-days’ written notice to the Adviser. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower.
[5]	Estimated for the current year.